Post-employment Benefits - Fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-employment pension plans.
Beginning of year	$ (1,913,680)	$ (2,080,651)
Retirement of discontinued operation	(1,111,119)
Return on plan assets	35,846	69,546
Contributions		6,972
Benefits paid	(24,363)	(139,465)
End of year	(771,468)	(1,913,680)
Pensions
Post-employment pension plans.
Beginning of year	(1,463,805)
Retirement of discontinued operation	(1,084,526)
Benefits paid	(17,971)
End of year	(267,345)	(1,463,805)
Seniority Premiums
Post-employment pension plans.
Beginning of year	(449,875)
Retirement of discontinued operation	(26,593)
End of year	(504,123)	(449,875)
Plan assets
Post-employment pension plans.
Beginning of year	1,270,685	1,195,749
Retirement of discontinued operation	(695,594)
Return on plan assets	35,846	69,546
Contributions		6,972
Remeasurement on plan assets	(43,325)	80,988
Benefits paid	61,847	82,570
End of year	505,765	1,270,685
Plan assets | Pensions
Post-employment pension plans.
Beginning of year	978,892
Retirement of discontinued operation	(493,447)
Return on plan assets	29,423
Remeasurement on plan assets	(34,669)
Benefits paid	20,581
End of year	459,618	978,892
Plan assets | Seniority Premiums
Post-employment pension plans.
Beginning of year	291,793
Retirement of discontinued operation	(202,147)
Return on plan assets	6,423
Remeasurement on plan assets	(8,656)
Benefits paid	41,266
End of year	$ 46,147	$ 291,793